GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 12. GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill and intangible assets, net, are as follows:

	December 31, 2025(1)	December 31, 2024
In millions of COP
Goodwill(1)	1,947,325	9,017,419
Intangible assets, net	589,855	750,484
Total intangible assets and goodwill, net	2,537,180	9,767,903
(1) The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
12.1 Goodwill
The following table presents the goodwill:

	December 31, 2025	December 31, 2024
In millions of COP
Balance at beginning of the year, net	9,017,419	7,818,125
Impairment of goodwill(1)	(5,022,822)	-
Reclassification to assets held for sale(2)	(852,746)	-
Effect of change in foreign exchange rate(3)	(1,194,526)	1,199,294
Balance at end of the year, net	1,947,325	9,017,419
(1)As of December 31, 2025, Cibest Corporate Group recognized an impairment loss of COP 5,022,822 corresponding to the cash-generating unit (CGU) “Banistmo,” recorded in the Consolidated Statement of Profit or Loss, within the framework of the promise to sell 100% of Banistmo S.A., signed on December 18, 2025, for USD 1,418,000. The transaction price constituted observable evidence of a “fair value less costs of disposal” (FVLCOD) that was lower than the CGU’s carrying amount, which resulted in the impairment loss. The measurement of the recoverable amount was based on the FVLCOD determined from the sale contract price (market approach), classified within level 3 of the fair value hierarchy in accordance with IFRS 13. The “Banistmo” CGU is part of the Panama Banking operating segment. For more information, see Note 1. Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations, Note 2.D13. Material Accounting Policies – Impairment of Assets, Cash-Generating Units, Note 31. Discontinued Operation, and Note 30. Fair Value of Assets and Liabilities.
(2)As of December 31, 2025, it includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025, corresponding to the value of the goodwill that was not impaired, included in the sale price. For more information, see Note 1. Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(3)The market representative rate at the end of December 31, 2025, 2024 and 2023 is COP 3,757.08, COP 4,409.15 and COP 3,822.05, respectively. See Note 2.D.1. Functional currency, transactions and balances in foreign currency.

Cibest Corporate Group tests goodwill recognized in business combinations for impairment at least annually, through a process that begins with estimating the recoverable amount of a group of cash‑generating units (CGUs) that correspond to the operating segment. The recoverable amount may be determined by management with reference to market value, when available, through pricing models, or with the assistance of a valuation specialist.
Determining the recoverable amount requires management to make assumptions and use estimates to project cash flows for periods beyond normal management reporting requirements, in order to determine value in use as a component of the recoverable amount. This includes extending projections into perpetuity based on long‑term future cash flows consistent with the CGU’s ongoing operations, evaluating the appropriate discount rate, estimating the recoverable amount of each CGU, and valuing the separable assets of each business whose goodwill is being tested.
The key assumptions used by management in determining the recoverable amount as of December 31, 2025 and 2024 are:
As of December 31, 2025

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2025
In millions of COP
Banking El Salvador	Discounted Cash flow	5 years plan	16.20%	3.80%	1,059,779
Banking Guatemala	Discounted Cash flow	5 years plan	11.20%	5.00%	876,886
Other segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					1,947,325
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala and El Salvador, which is considered an important concept for the growth of the banking industry.

As of December 31, 2024

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2024
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.50%	4.40%	6,733,971
Banking El Salvador(3)	Discounted Cash flow	5 years plan	14.90% and 14.30%	3.90%	1,243,711
Banking Guatemala	Discounted Cash flow	5 years plan	11.70%	5.10%	1,029,077
Other segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					9,017,419
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important concept for the growth of the banking industry.
(3)Corresponds to the discount rate used for the short and long term, respectively.

In 2025 and 2024, Cibest Corporate Group tested the aforementioned goodwill for impairment purposes at the following operating segment levels: Panama Banking (Discontinued Operation), El Salvador Banking, and Guatemala Banking. Each segment represents a cash‑generating unit (CGU). The evaluation at the operating‑segment level is aligned with the approach used by the CODM (Chief Operating Decision Maker) to monitor performance and allocate resources within Cibest Corporate Group. Following the assessment, it was determined that no impairment was identified for the El Salvador Banking and Guatemala Banking CGUs during 2025 and 2024.
Sensitivity analysis:
In order to assess the impact of changes in certain significant inputs such as the discount rate and the growth rate in the operating segments’ recoverable amount, Cibest Corporate Group undertook a sensitivity analysis of these inputs through alternative scenarios.
The following tables present the recoverable amount of each operating segment obtained as a result of sensitivity analysis for the discount rate and growth rate in basis points (bips):
As of December 31, 2025

Banking El Salvador

	-50 bips	Discount rate	+50 bips
Growth rate	16.70%	16.20%	15.70%
3.80%	4,360,933	4,544,177	4,742,953

	-50 bips	Growth rate	+50 bips
Discount rate	3.30%	3.80%	4.30%
16.20%	4,482,929	4,544,177	4,610,576
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	11.70%	11.20%	10.70%
5.00%	3,160,193	3,447,726	3,786,746

	-50 bips	Growth rate	+50 bips
Discount rate	4.50%	5.00%	5.50%
11.20%	3,343,204	3,447,726	3,570,586
As of December 31, 2024
Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.00%	10.50%	10.00%
4.40%	12,069,096	13,061,970	14,232,692

	-50 bips	Growth rate	+50bips
Discount rate	3.90%	4.40%	4.90%
10.50%	12,512,669	13,061,970	13,709,357
Banking El Salvador

	+100 bips	Discount rate	-100 bips
	15.90%	14.90%	13.90%
Growth rate	15.30%	14.30%	13.30%
3.90%	4,821,361	5,290,874	5,861,625

	-50 bips	Growth rate	+50 bips
Discount rate	3.40%	3.90%	4.40%
14.90% and 14.30%	5,201,761	5,290,874	5,388,987
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.20%	11.70%	11.20%
5.10%	4,433,281	4,819,854	5,271,139

	-50 bips	Growth rate	+50 bips
Discount rate	4.60%	5.10%	5.60%
11.70%	4,665,498	4,819,854	4,999,513
Cibest Corporate Group considers goodwill as an asset with indefinite useful life.
12.2. Intangible assets
The following table sets forth the Cibest Corporate Group’s intangible assets as of December 31, 2025 and 2024, including the reconciliation of initial and final balances of the cost and accrued amortization:
As of December 31, 2025

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2025	26,067	1,655,449	508,322	2,189,838
Reclassification to assets held for sale(1)	-	(493,570)	-	(493,570)
Acquisitions	-	238,633	667	239,300
Write off	-	(151,802)	-	(151,802)
Foreign currency translation adjustment	(3,855)	(58,979)	(75,225)	(138,059)
Balance at December 31, 2025	22,212	1,189,731	433,764	1,645,707

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2025	26,067	907,389	505,898	1,439,354
Reclassification to assets held for sale(1)	-	(309,151)	-	(309,151)
Write off	-	(151,802)	-	(151,802)
Amortization expense(2)	-	191,193	1,114	192,307
Foreign currency translation adjustment	(3,855)	(36,102)	(74,899)	(114,856)
Balance at December 31, 2025	22,212	601,527	432,113	1,055,852

Intangible assets at December 31, 2025, net	-	588,204	1,651	589,855
(1)The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. The net effect of the reclassification to assets held for sale amounted to COP (184,419), comprising a decrease in intangible assets of COP (175,251), additions of COP 36,303, amortization expense of COP (16,543), and foreign exchange differences and other movements of COP (28,928). For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
(2)See Note 26.3. Depreciation, amortization and impairment.
As of December 31, 2024

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	1,409,836	440,636	1,873,068
Acquisitions	-	211,456	-	211,456
Write off	-	(85,717)	-	(85,717)
Foreign currency translation adjustment	3,471	119,874	67,686	191,031
Balance at December 31, 2024	26,067	1,655,449	508,322	2,189,838

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	741,765	437,135	1,201,496
Write off	-	(76,876)	-	(76,876)
Amortization expense(1)	-	168,647	1,493	170,140
Foreign currency translation adjustment	3,471	73,853	67,270	144,594
Balance at December 31, 2024	26,067	907,389	505,898	1,439,354

Intangible assets at December 31, 2024, net	-	748,060	2,424	750,484
(1)The amortization expense for intangible assets differs from the COP 144,517 disclosed in Note 26.3. Depreciation, amortization and impairment, due to the amortization expense related to Banistmo S.A. amounting to COP 25,623, an investment classified as discontinued in 2025. For further information, refer to Note 31 – Discontinued Operation.
As of December 31, 2025 and 2024, the assessment made by Cibest Corporate Group indicates there is no evidence of impairment of intangible assets.

As of December 31, 2025 and 2024, Cibest Corporate Group does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.
Research and development costs
During the period ended at December 31, 2025, 2024 and 2023, Cibest Corporate Group incurred in research and development expenditures on non-capitalized intangible assets for COP 18,265, COP 65,010 and COP 64,363, respectively, recognized in the Consolidated Statement of Income. These costs were the result of the analysis design and implementation of the transformation projects, the most representative of which were: Core Nequi Renewal (Colombia). The expenses were recorded mainly as fees in the line ‘Other administrative and general expenses’ of the Consolidated Statement of Income.
Fully Amortized Intangible Assets
Cibest Corporate Group has intangible assets that have already reached the end of their useful life and, despite being fully amortized, continue to be in use. These assets correspond mainly to perpetual licenses and fees required to carry out the bank’s core activities. For the period ended December 31, 2025, the cost of these assets amounts to COP 113,015, the most significant being Oracle with COP 42,805 and trademarks COP 22,212. As of December 31, 2024,the cost of these assets amounted to COP 60,889, with the most significant being First Data SW Merchant Portal with COP 14,104 and Credit Risk with COP 11,102 and trademarks COP 26,067.
Intangibles which did not meet the criteria to be recognized as assets
During the period ended December 31, 2025, 2024 and 2023, Cibest Corporate Group recognized in the Consolidated Statement of Income the amount of COP 1,058, COP 3,552 and COP 1,026, respectively, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characteristics to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.